Note 3 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) a	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Park Copper Mining Company [Member]
Volume Of Timber And Mineral Property Held | a	100
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Unrecognized Tax Benefits	0	0
Depreciation	$ 1,312,585	$ 1,164,366	$ 317,570